OTHER RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER RECEIVABLE
	March 31, 2026	December 31, 2025
Income tax advances	32,531	26,764
Interest receivable	22,025	500,927
Due from shareholders	1,145	1,300
	$55,701	$528,991